UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments

Foreign Government Bonds — 63.7%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$762,812

Total Albania			$762,812

Argentina — 0.0%(2)

Republic of Argentina, 4.50%, 2/13/20	USD	2,107	$567,526

Total Argentina			$567,526

Bahrain — 0.2%

CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	200	$230,515

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	917,500

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	228,496

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,202,469

Total Bahrain			$2,578,980

Barbados — 0.3%

Government of Barbados, 6.625%, 12/5/35(1)(3)	USD	4,628	$3,319,202

Total Barbados			$3,319,202

Bosnia and Herzegovina — 0.2%

Republic of Srpska, 1.50%, 6/30/23	BAM	130	$73,814

Republic of Srpska, 1.50%, 10/30/23	BAM	354	201,016

Republic of Srpska, 1.50%, 12/15/23	BAM	24	13,607

Republic of Srpska, 1.50%, 5/31/25	BAM	3,337	1,883,970

Republic of Srpska, 1.50%, 6/9/25	BAM	320	181,209

Republic of Srpska, 1.50%, 12/24/25	BAM	407	230,732

Republic of Srpska, 1.50%, 9/25/26	BAM	253	143,459

Republic of Srpska, 1.50%, 9/26/27	BAM	88	49,309

Total Bosnia and Herzegovina			$2,777,116

Brazil — 0.7%

Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,358,907

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,785,252

Total Brazil			$8,144,159

Colombia — 0.3%

Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,940,785

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,254,428

Total Colombia			$3,195,213

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.0%(2)

Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	66,111	$93,908

Total Costa Rica			$93,908

Croatia — 0.5%

Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,819,325

Total Croatia			$5,819,325

Dominican Republic — 1.7%

Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$212,386

Dominican Republic, 9.75%, 6/5/26(5)	DOP	114,100	2,197,802

Dominican Republic, 10.25%, 1/11/24(1)	DOP	232,800	4,469,972

Dominican Republic, 10.375%, 3/4/22(1)	DOP	135,000	2,633,535

Dominican Republic, 10.50%, 4/7/23(1)	DOP	143,900	2,786,635

Dominican Republic, 10.75%, 8/11/28(1)	DOP	291,400	5,593,821

Dominican Republic, 11.00%, 11/6/26(1)	DOP	6,200	123,815

Dominican Republic, 11.00%, 12/4/26(1)	DOP	134,700	2,670,866

Total Dominican Republic			$20,688,832

Egypt — 3.3%

Egypt Government Bond, 14.40%, 9/10/29	EGP	29,545	$1,867,410

Egypt Government Bond, 15.60%, 8/6/26	EGP	412,456	27,262,865

Egypt Government Bond, 16.10%, 5/7/29	EGP	167,800	11,587,416

Total Egypt			$40,717,691

Fiji — 0.6%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,800,452

Total Fiji			$7,800,452

Georgia — 0.8%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	23,280	$7,284,248

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	1,550,299

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	3,079	987,143

Total Georgia			$9,821,690

Indonesia — 8.3%

Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,271,072

Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	6,713,258

Indonesia Government Bond, 7.50%, 5/15/38	IDR	582,200,000	41,491,667

Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	350,053

Indonesia Government Bond, 8.25%, 5/15/29	IDR	65,222,000	5,063,498

Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	886,610

Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,816,000	29,907,436

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia (continued)

Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	$3,318,046

Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,099,933

Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,477,171

Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,208,100

Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	475,755

Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,796,159

Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	725,438

Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,889,039

Total Indonesia			$102,673,235

Macedonia — 0.5%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,737,649

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,092,111

Total Macedonia			$5,829,760

Malaysia — 1.6%

Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,839,450

Total Malaysia			$19,839,450

Mexico — 1.1%

Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$2,056,509

Mexican Bonos, 8.00%, 12/7/23	MXN	108,000	5,907,170

Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,273,441

Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,153,839

Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,486,736

Total Mexico			$13,877,695

Peru — 2.0%

Peru Government Bond, 5.40%, 8/12/34(1)(5)	PEN	24,530	$7,887,189

Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,560,085

Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	15,169,238

Total Peru			$24,616,512

Russia — 4.7%

Russia Government Bond, 7.05%, 1/19/28	RUB	1,510,000	$24,667,121

Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	13,370,617

Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	533,401

Russia Government Bond, 8.15%, 2/3/27	RUB	992,846	17,138,003

Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,145,214

Total Russia			$58,854,356

Security		Principal Amount (000’s omitted)	Value

Serbia — 11.2%

Republic of Serbia, 4.875%, 2/25/20(1)	USD	2,102	$2,122,307

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	6,914,760	71,658,173

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,312,640	35,349,779

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	17,102,473

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	972,790	10,861,697

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,945,334

Total Serbia			$139,039,763

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,277	$1,326,833

Total Seychelles			$1,326,833

South Africa — 3.9%

Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$5,744,628

Republic of South Africa, 8.50%, 1/31/37	ZAR	312,840	18,335,627

Republic of South Africa, 8.75%, 1/31/44	ZAR	178,487	10,372,017

Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	13,318,368

Total South Africa			$47,770,640

Sri Lanka — 1.1%

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	792,910	$4,389,690

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	649,781

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	255,800	1,458,960

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	259,298

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	578,000	3,324,924

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	118,000	687,296

Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,479,547

Total Sri Lanka			$14,249,496

Tanzania — 0.1%

United Republic of Tanzania, 7.989%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(6)	USD	992	$1,008,967

Total Tanzania			$1,008,967

Thailand — 3.9%

Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	509,879	$16,466,828

Thailand Government Bond, 3.30%, 6/17/38	THB	549,302	22,962,391

Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,515,277

Total Thailand			$47,944,496

Turkey — 3.4%

Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	$10,572,503

Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,626,625

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Turkey (continued)

Turkey Government Bond, 8.50%, 9/14/22	TRY	110,415	$17,651,722

Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,573,382

Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	4,058,555

Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	7,069,609

Total Turkey			$42,552,396

Ukraine — 13.1%

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	319,000	$11,243,439

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	376,960	15,247,715

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	1,890,256	82,499,927

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	184,700	7,762,764

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,101,779	45,959,924

Total Ukraine			$162,713,769

Total Foreign Government Bonds (identified cost $760,367,303)			$788,584,274

Foreign Corporate Bonds — 1.5%
Security		Principal Amount (000’s omitted)	Value

Colombia — 0.0%(2)

Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$214,559

Total Colombia			$214,559

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,527,846

Total Indonesia			$1,527,846

Mexico — 0.1%

Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	$494,573

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	299,549

Total Mexico			$794,122

Security		Principal Amount (000’s omitted)	Value

Peru — 1.3%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,253,150

Telefonica del Peru SAA, 7.375%, 4/10/27(5)	PEN	24,500	7,862,532

Total Peru			$16,115,682

Total Foreign Corporate Bonds (identified cost $18,604,447)			$18,652,209

Sovereign Loans — 0.3%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.2%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(3)		$3,760	$2,614,328

Total Barbados			$2,614,328

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(6)(7)		$1,067	$1,066,065

Total Ethiopia			$1,066,065

Total Sovereign Loans (identified cost $4,796,043)			$3,680,393

Short-Term Investments — 28.3%

Foreign Government Securities — 15.1%
Security		Principal Amount (000’s omitted)	Value

Egypt — 6.4%

Egypt Treasury Bill, 0.00%, 12/17/19	EGP	38,525	$2,345,412

Egypt Treasury Bill, 0.00%, 3/10/20	EGP	372,725	21,953,195

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	100,650	5,848,040

Egypt Treasury Bill, 0.00%, 4/21/20	EGP	36,725	2,127,872

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	261,075	15,009,224

Egypt Treasury Bill, 0.00%, 5/12/20	EGP	100,225	5,727,294

Egypt Treasury Bill, 0.00%, 5/26/20	EGP	62,900	3,611,967

Egypt Treasury Bill, 0.00%, 8/4/20	EGP	410,225	22,666,075

Total Egypt			$79,289,079

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.3%

Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	2,051	$684,820

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,090	363,440

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	1,602	534,158

Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	1,480	495,153

Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	2,544	850,878

Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	1,513	505,628

Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	2,520	842,074

Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	1,024	342,028

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	1,990	663,127

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,029	342,452

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	716	238,272

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	1,411	469,455

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,721	572,504

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,536	511,088

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	3,083	1,025,580

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	4,083	1,357,099

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,437	1,142,185

Georgia Treasury Bill, 0.00%, 11/14/19	GEL	2,780	937,052

Georgia Treasury Bill, 0.00%, 12/12/19	GEL	1,965	659,642

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,930	625,751

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,858	920,510

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	5,104	1,632,993

Total Georgia			$15,715,889

Nigeria — 1.8%

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	4,231,395	$11,220,293

Nigeria OMO Bill, 0.00%, 5/28/20	NGN	3,616,087	9,228,234

Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	347,081	910,583

Nigeria Treasury Bill, 0.00%, 4/30/20	NGN	276,462	715,741

Total Nigeria			$22,074,851

Pakistan — 4.3%

Pakistan Treasury Bill, 0.00%, 12/5/19	PKR	3,685,700	$23,399,634

Pakistan Treasury Bill, 0.00%, 12/19/19	PKR	3,832,000	24,204,289

Pakistan Treasury Bill, 0.00%, 1/16/20	PKR	875,000	5,473,320

Total Pakistan			$53,077,243

Ukraine — 1.1%

Ukraine Treasury Bill, 0.00%, 4/1/20	UAH	380,140	$14,418,317

Total Ukraine			$14,418,317

Security		Principal Amount (000’s omitted)	Value

Uruguay — 0.2%

Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	78,800	$2,069,342

Total Uruguay			$2,069,342

Total Foreign Government Securities (identified cost $184,407,354)			$186,644,721

U.S. Treasury Obligations — 1.8%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/7/19(8)		$19,550	$19,544,788

U.S. Treasury Bill, 0.00%, 12/12/19(8)		3,000	2,994,858

Total U.S. Treasury Obligations (identified cost $22,539,646)			$22,539,646

Other — 11.4%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(9)		141,707,135	$141,707,135

Total Other (identified cost $141,692,364)			$141,707,135

Total Short-Term Investments (identified cost $348,639,364)			$350,891,502

Total Investments — 93.8% (identified cost $1,132,407,157)			$1,161,808,378

Other Assets, Less Liabilities — 6.2%			$76,682,016

Net Assets — 100.0%			$1,238,490,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $83,409,240 or 6.7% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $18,442,096 or 1.5% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	130,673,818	USD	144,058,737	11/1/19	$1,681,730

EUR	130,673,818	USD	145,348,488	11/1/19	391,980

EUR	17,827,487	USD	19,779,596	11/1/19	103,394

EUR	14,766,122	USD	16,424,357	11/1/19	44,294

EUR	3,296,745	USD	3,658,035	11/1/19	18,823

EUR	3,296,745	USD	3,666,969	11/1/19	9,889

EUR	3,061,365	USD	3,405,156	11/1/19	9,183

USD	3,666,969	EUR	3,296,745	11/1/19	(9,889)

USD	3,374,941	EUR	3,061,365	11/1/19	(39,399)

USD	3,634,430	EUR	3,296,745	11/1/19	(42,428)

USD	19,829,513	EUR	17,827,487	11/1/19	(53,477)

USD	16,286,885	EUR	14,766,122	11/1/19	(181,766)

USD	145,348,488	EUR	130,673,818	11/1/19	(391,980)

USD	144,994,362	EUR	130,673,818	11/1/19	(746,106)

BRL	554,068,620	USD	133,031,278	11/4/19	5,123,222

BRL	635,001,620	USD	158,587,852	11/4/19	(253,076)

USD	138,375,320	BRL	554,068,620	11/4/19	220,821

USD	157,783,978	BRL	635,001,620	11/4/19	(550,798)

RUB	2,876,469,159	USD	43,913,884	11/7/19	931,913

USD	35,559,661	RUB	2,329,246,715	11/7/19	(754,625)

IDR	51,315,000,000	USD	3,621,894	11/12/19	27,461

IDR	242,655,383,835	USD	17,307,802	11/12/19	(50,942)

USD	11,396,613	IDR	159,780,520,704	11/12/19	33,543

USD	5,796,175	IDR	81,262,380,000	11/12/19	17,060

PEN	44,566,876	USD	13,195,617	11/18/19	123,633

PEN	12,650,000	USD	3,745,485	11/18/19	35,092

PEN	24,209,243	USD	7,233,117	11/18/19	2,054

USD	7,168,012	PEN	24,209,243	11/18/19	(67,159)

USD	12,112,016	PEN	40,907,122	11/18/19	(113,481)

MXN	416,761,000	USD	21,752,072	11/19/19	(137,494)

MXN	1,483,455,611	USD	77,426,231	11/19/19	(489,407)

USD	7,752,621	MXN	148,537,123	11/19/19	49,004

PLN	174,277,255	USD	44,587,012	11/20/19	1,031,334

PLN	15,000,000	USD	3,837,593	11/20/19	88,767

COP	1,081,000,000	USD	313,424	11/25/19	6,178

RUB	93,019,095	USD	1,447,239	11/25/19	(840)

USD	6,279,726	RUB	403,620,000	11/25/19	3,645

USD	11,915,515	ZAR	174,971,000	11/29/19	374,878

ZAR	175,800,000	USD	11,971,970	11/29/19	(376,654)

BRL	635,001,620	USD	157,476,811	12/3/19	566,887

PHP	636,721,000	USD	12,143,748	12/6/19	382,012

PHP	129,000,000	USD	2,456,675	12/6/19	81,051

PHP	50,000,000	USD	982,898	12/6/19	717

PHP	262,780,000	USD	5,019,484	12/10/19	149,219

PHP	111,836,000	USD	2,140,525	12/10/19	59,213

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CZK	872,927,322	USD	37,307,775	12/11/19	$854,193

COP	5,300,000,000	USD	1,536,677	12/13/19	29,243

COP	5,500,000,000	USD	1,619,910	12/13/19	5,102

COP	4,672,300,000	USD	1,387,262	12/13/19	(6,800)

COP	240,413,599,076	USD	71,128,284	12/13/19	(96,479)

USD	12,950,079	EUR	11,451,278	12/13/19	144,573

USD	19,833,614	EUR	17,827,487	12/13/19	(102,151)

CLP	1,300,000,000	USD	1,832,018	12/16/19	(77,244)

USD	15,212,402	ZAR	234,773,000	12/20/19	(229,330)

USD	41,969,916	ZAR	647,721,712	12/20/19	(632,705)

ZAR	499,557,000	USD	32,369,403	12/20/19	487,975

EUR	130,673,818	USD	145,787,552	1/8/20	637,436

IDR	31,500,000,000	USD	2,235,311	1/8/20	(14,091)

USD	7,599,828	EUR	6,914,969	1/9/20	(149,137)

USD	8,472,446	EUR	7,708,951	1/9/20	(166,261)

USD	6,986,599	EUR	6,189,705	1/10/20	49,942

EUR	2,437,927	USD	2,777,104	1/22/20	(42,950)

INR	299,130,000	USD	4,148,821	1/22/20	21,231

USD	31,127,271	EUR	27,325,597	1/22/20	481,402

USD	18,832,366	EUR	16,829,037	1/22/20	(41,530)

USD	29,780,983	EUR	26,327,360	1/27/20	245,516

USD	29,155,859	EUR	25,774,730	1/27/20	240,363

USD	25,915,927	EUR	22,910,524	1/27/20	213,653

USD	795,645	EUR	703,376	1/27/20	6,559

USD	1,574,893	EUR	1,394,111	1/31/20	10,516

					$9,176,502

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,000,000	USD	8,892,936	UBS AG	11/1/19	$29,462	$—

UAH	284,932,000	USD	11,397,280	Bank of America, N.A.	11/1/19	93,072	—

USD	8,892,640	EUR	8,000,000	Australia and New Zealand Banking Group Limited	11/1/19	—	(29,757)

USD	11,310,865	UAH	284,932,000	Bank of America, N.A.	11/1/19	—	(179,487)

BRL	55,063,000	USD	13,370,871	Standard Chartered Bank	11/4/19	358,838	—

BRL	25,870,000	USD	6,280,910	Standard Chartered Bank	11/4/19	169,657	—

CZK	57,000,000	EUR	2,234,523	Citibank, N.A.	11/4/19	—	(1,236)

CZK	105,710,000	EUR	4,097,085	HSBC Bank USA, N.A.	11/4/19	50,099	—

EUR	6,375,084	CZK	162,710,000	Barclays Bank PLC	11/4/19	—	(374)

EUR	31,076,694	RON	147,880,000	UBS AG	11/4/19	—	(47,678)

EUR	5,100,306	RSD	600,000,000	Citibank, N.A.	11/4/19	—	(8,284)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,008,570	RSD	118,648,184	JPMorgan Chase Bank, N.A.	11/4/19	$—	$(1,638)

RON	124,630,000	EUR	26,161,888	UBS AG	11/4/19	72,374	—

RON	22,582,000	EUR	4,747,789	UBS AG	11/4/19	4,798	—

RON	668,000	EUR	140,441	UBS AG	11/4/19	146	—

RSD	15,241,610	EUR	129,676	JPMorgan Chase Bank, N.A.	11/4/19	83	—

RSD	703,406,574	EUR	5,988,987	JPMorgan Chase Bank, N.A.	11/4/19	—	(1,077)

USD	13,751,655	BRL	55,063,000	Standard Chartered Bank	11/4/19	21,945	—

USD	6,460,878	BRL	25,870,000	Standard Chartered Bank	11/4/19	10,310	—

XOF	309,966,000	EUR	454,496	ICBC Standard Bank PLC	11/5/19	20,064	—

UGX	3,953,400,000	USD	1,012,921	Standard Chartered Bank	11/7/19	50,603	—

HUF	10,033,252,000	EUR	30,059,026	Standard Chartered Bank	11/12/19	526,066	—

IDR	17,786,000,000	USD	1,254,497	Australia and New Zealand Banking Group Limited	11/12/19	10,385	—

PLN	164,774,249	EUR	37,959,114	Standard Chartered Bank	11/12/19	771,058	—

TRY	7,500,000	USD	1,261,972	Standard Chartered Bank	11/12/19	46,088	—

USD	452,841	IDR	6,440,304,010	Standard Chartered Bank	11/12/19	—	(5,172)

USD	4,608,532	IDR	65,529,238,000	Standard Chartered Bank	11/12/19	—	(51,694)

USD	1,294,443	TRY	7,500,000	Goldman Sachs International	11/12/19	—	(13,617)

USD	1,450,462	TRY	8,400,000	Goldman Sachs International	11/12/19	—	(14,565)

UGX	4,193,109,000	USD	1,076,536	Standard Chartered Bank	11/20/19	48,368	—

UGX	4,000,000,000	USD	1,025,202	Citibank, N.A.	11/21/19	47,663	—

INR	1,469,070,000	USD	20,499,403	Standard Chartered Bank	11/22/19	143,924	—

RSD	34,022,620	EUR	288,805	JPMorgan Chase Bank, N.A.	11/22/19	611	—

USD	13,114,301	INR	930,600,000	Australia and New Zealand Banking Group Limited	11/22/19	37,538	—

USD	5,245,589	INR	372,900,000	Australia and New Zealand Banking Group Limited	11/22/19	5,609	—

COP	21,578,687,000	USD	6,268,767	Standard Chartered Bank	11/25/19	111,065	—

USD	11,610,905	UAH	288,531,000	Goldman Sachs International	11/25/19	54,203	—

UGX	9,051,811,000	USD	2,320,977	Citibank, N.A.	11/26/19	104,228	—

USD	10,321,097	NGN	3,738,094,911	Standard Chartered Bank	11/29/19	31,582	—

USD	5,487,318	ZAR	79,075,000	Standard Chartered Bank	11/29/19	271,735	—

USD	2,242,543	ZAR	33,811,999	Standard Chartered Bank	11/29/19	12,390	—

USD	706,416	ZAR	10,651,000	Standard Chartered Bank	11/29/19	3,903	—

ZAR	180,140,000	USD	12,214,546	Standard Chartered Bank	11/29/19	—	(332,975)

TRY	125,435,761	USD	21,615,675	Standard Chartered Bank	12/2/19	144,556	—

TRY	8,839,835	USD	1,523,322	Standard Chartered Bank	12/2/19	10,187	—

USD	1,247,654	TRY	7,200,000	Standard Chartered Bank	12/2/19	—	(1,381)

USD	16,531,090	TRY	95,929,918	Standard Chartered Bank	12/2/19	—	(110,552)

USD	32,402,586	TRY	188,032,209	Standard Chartered Bank	12/2/19	—	(216,694)

USD	6,366,812	ZAR	93,423,878	Standard Chartered Bank	12/3/19	208,120	—

USD	2,657,022	ZAR	38,988,000	Standard Chartered Bank	12/3/19	86,853	—

USD	11,165,624	ZAR	172,692,000	Standard Chartered Bank	12/3/19	—	(218,584)

CZK	162,710,000	EUR	6,363,486	Barclays Bank PLC	12/4/19	31	—

EUR	882,574	RSD	103,976,000	Citibank, N.A.	12/4/19	—	(1,280)

EUR	5,978,806	RSD	703,406,574	JPMorgan Chase Bank, N.A.	12/4/19	416	—

RON	147,880,000	EUR	30,993,974	UBS AG	12/4/19	45,883	—

EUR	8,000,000	USD	8,912,640	Australia and New Zealand Banking Group Limited	12/6/19	28,459	—

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	6,500,000	USD	7,261,810	Citibank, N.A.	12/6/19	$2,833	$—

EUR	129,716	USD	144,069	HSBC Bank USA, N.A.	12/6/19	906	—

THB	100,000,000	USD	3,282,482	Standard Chartered Bank	12/6/19	30,244	—

USD	6,592,064	EUR	5,919,268	Bank of America, N.A.	12/6/19	—	(23,532)

USD	3,670,892	EUR	3,296,745	Goldman Sachs International	12/6/19	—	(13,673)

USD	4,003,960	EUR	3,592,126	UBS AG	12/6/19	—	(10,735)

USD	2,925,471	THB	89,662,000	Standard Chartered Bank	12/6/19	—	(44,786)

USD	3,119,448	THB	95,590,000	Standard Chartered Bank	12/6/19	—	(47,187)

PHP	265,300,000	USD	5,077,998	UBS AG	12/10/19	140,272	—

THB	342,276,000	USD	11,180,740	Standard Chartered Bank	12/16/19	159,576	—

THB	193,130,000	USD	6,306,595	Standard Chartered Bank	12/16/19	92,204	—

THB	100,000,000	USD	3,272,277	Standard Chartered Bank	12/16/19	40,931	—

USD	959,952	THB	29,397,098	Standard Chartered Bank	12/16/19	—	(14,035)

USD	1,701,826	THB	52,098,000	Standard Chartered Bank	12/16/19	—	(24,289)

USD	4,286,891	THB	131,279,591	Standard Chartered Bank	12/16/19	—	(62,676)

USD	7,600,053	THB	232,660,409	Standard Chartered Bank	12/16/19	—	(108,471)

MYR	40,424,000	USD	9,607,605	Goldman Sachs International	12/18/19	92,987	—

MYR	56,672,000	USD	13,475,687	State Street Bank and Trust Company	12/18/19	123,956	—

MYR	7,014,000	USD	1,670,995	UBS AG	12/18/19	12,163	—

MYR	16,180,000	USD	3,874,985	UBS AG	12/18/19	7,748	—

USD	833,234	MYR	3,500,000	Goldman Sachs International	12/18/19	—	(6,665)

UGX	12,000,000,000	USD	3,153,745	Citibank, N.A.	12/20/19	43,728	—

MXN	16,179,963	USD	836,462	HSBC Bank USA, N.A.	12/23/19	—	(1,578)

MXN	98,697,000	USD	5,102,379	HSBC Bank USA, N.A.	12/23/19	—	(9,627)

MXN	52,000,000	USD	2,693,737	HSBC Bank USA, N.A.	12/23/19	—	(10,544)

INR	264,300,000	USD	3,702,199	Australia and New Zealand Banking Group Limited	12/30/19	—	(7,505)

INR	930,600,000	USD	13,048,618	Australia and New Zealand Banking Group Limited	1/6/20	—	(50,049)

IDR	216,750,492,400	USD	15,172,534	Australia and New Zealand Banking Group Limited	1/8/20	111,607	—

THB	720,872,000	USD	23,575,629	Standard Chartered Bank	1/10/20	316,866	—

THB	620,383,862	USD	20,296,202	Standard Chartered Bank	1/10/20	265,726	—

THB	173,442,000	USD	5,672,303	Standard Chartered Bank	1/10/20	76,238	—

THB	149,263,038	USD	4,883,223	Standard Chartered Bank	1/10/20	63,933	—

THB	8,422,000	USD	275,436	Standard Chartered Bank	1/10/20	3,702	—

THB	7,248,402	USD	237,135	Standard Chartered Bank	1/10/20	3,105	—

THB	113,000,000	USD	3,746,093	Standard Chartered Bank	1/10/20	—	(835)

USD	1,313,834	THB	40,000,000	Standard Chartered Bank	1/10/20	—	(11,921)

USD	1,243,453	IDR	17,786,000,000	Australia and New Zealand Banking Group Limited	1/17/20	—	(9,354)

INR	108,600,000	USD	1,516,965	Australia and New Zealand Banking Group Limited	1/22/20	—	(3,016)

THB	76,849,000	USD	2,540,043	Standard Chartered Bank	1/24/20	7,479	—

UGX	3,233,200,000	USD	817,910	Standard Chartered Bank	1/30/20	35,712	—

TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(1,959,669)

TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,365,681)

USD	11,175,508	TRY	68,022,000	Bank of America, N.A.	2/3/20	—	(438,783)

TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(167,196)

TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(172,702)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	$—	$(21,872)

TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(221,290)

MYR	13,000,000	USD	3,105,961	BNP Paribas	2/19/20	9,242	—

USD	15,061,761	MYR	63,407,000	BNP Paribas	2/19/20	—	(132,520)

TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(177,639)

TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(1,791,417)

UGX	20,607,219,477	USD	5,434,393	Citibank, N.A.	3/20/20	—	(52,876)

UGX	20,323,327,000	USD	5,058,070	Citibank, N.A.	3/23/20	245,843	—

UGX	20,328,385,272	USD	5,058,070	Citibank, N.A.	3/25/20	244,854	—

UGX	4,312,974,000	USD	1,138,589	Standard Chartered Bank	3/27/20	—	(13,983)

UGX	4,859,200,000	USD	1,272,042	Citibank, N.A.	4/2/20	—	(6,659)

UGX	1,857,890,000	USD	461,129	Standard Chartered Bank	4/14/20	21,425	—

UGX	4,543,680,000	USD	1,131,958	Citibank, N.A.	4/20/20	46,652	—

UGX	4,195,308,000	USD	1,038,700	Standard Chartered Bank	6/15/20	31,737	—

UGX	4,679,050,000	USD	1,167,719	Citibank, N.A.	6/26/20	21,975	—

UGX	4,788,440,000	USD	1,200,562	Standard Chartered Bank	7/2/20	14,629	—

UGX	3,041,210,000	USD	762,208	Citibank, N.A.	8/10/20	12	—

UGX	10,761,176,000	USD	2,705,853	Standard Chartered Bank	8/14/20	—	(12,485)

						$5,900,657	$(8,231,295)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/22/19	COP	84,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$24,852,071	$(81,043)

11/22/19	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	3,846,154	(3,685)

11/22/19	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	1,891,420	(10,444)

11/22/19	COP	43,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	12,721,893	(50,086)

11/22/19	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	21,745,562	(106,988)

						$(252,246)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	14	Short	12/16/19	$(1,401,641)	$(5,031)

10-Year USD Deliverable Interest Rate Swap	71	Short	12/16/19	(7,032,328)	(32,727)

U.S. 10-Year Treasury Note	32	Short	12/19/19	(4,169,500)	47,750

					$9,992

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	18,176	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.93% (pays upon termination)	1/2/23	$82,620	$—	$82,620

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	150,662	—	150,662

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	763,856	—	763,856

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	911,314	—	911,314

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	477,558	—	477,558

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	3,519,998	—	3,519,998

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	435,862	—	435,862

BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	1,962,144	—	1,962,144

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	805,800	—	805,800

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	507,023	—	507,023

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	94,042	—	94,042

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	$181,703	$—	$181,703

CLP	5,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	8/6/24	46,147	—	46,147

CLP	3,831,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	10/2/24	(26,059)	—	(26,059)

CLP	5,477,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.15% (pays semi-annually)	10/22/24	18,056	—	18,056

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	114,611	—	114,611

CNY	358,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	(19,331)	—	(19,331)

CNY	68,996	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(83,627)	—	(83,627)

CNY	51,747	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(61,741)	—	(61,741)

CNY	51,747	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(61,089)	—	(61,089)

CNY	103,494	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(122,178)	—	(122,178)

CNY	25,873	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(30,136)	—	(30,136)

CNY	79,345	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(92,419)	—	(92,419)

CNY	34,498	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	(47,812)	—	(47,812)

CNY	68,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	7/4/24	(133,855)	—	(133,855)

CNY	27,360	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(77,429)	—	(77,429)

CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(43,345)	—	(43,345)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	9/17/24	$(70,363)	$—	$(70,363)

CNY	42,410	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.92% (pays quarterly)	10/8/24	(55,626)	—	(55,626)

COP	33,604,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.70% (pays quarterly)	10/21/24	24,940	—	24,940

CZK	169,640	Receives	6-month CZK PRIBOR (pays semi-annually)	1.82% (pays annually)	10/18/24	(32,940)	—	(32,940)

CZK	675,410	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	814,246	—	814,246

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(331,920)	(37,393)	(369,313)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	1,732,140	—	1,732,140

HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	929,146	—	929,146

HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	33,968	—	33,968

MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(10,853)	—	(10,853)

MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	224,679	(15,002)	209,677

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	552,525	(3,912)	548,613

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,790,738	(11,455)	1,779,283

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,212,921	—	2,212,921

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	666,243	—	666,243

MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	516,552	(5,415)	511,137

MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	817,848	—	817,848

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(33,528)	—	(33,528)

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	415,782	—	415,782

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(77,219)	—	(77,219)

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	790,347	(5,491)	784,856

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,211,583	(13,483)	1,198,100

MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	385,419	—	385,419

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	$47,473	$—	$47,473

MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	198,661	—	198,661

PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	14,004	—	14,004

PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	9,513	—	9,513

PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	21,031	—	21,031

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	10,097	—	10,097

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	302,763	—	302,763

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	177,750	—	177,750

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	122,096	—	122,096

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	90,507	—	90,507

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	80,467	—	80,467

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	89,086	—	89,086

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	58,119	—	58,119

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	21,361	—	21,361

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	7,805	—	7,805

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(13,231)	—	(13,231)

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	98,541	—	98,541

PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	396,490	—	396,490

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	1,923,051	—	1,923,051

THB	220,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	8/7/24	(36,146)	—	(36,146)

THB	250,640	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	10/2/24	(49,740)	—	(49,740)

USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(17,392)	6	(17,386)

USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(20,866)	—	(20,866)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(12,077)	(19)	(12,096)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	$(20,792)	$—	$(20,792)

USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(69,531)	—	(69,531)

USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(46,861)	170	(46,691)

USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(23,029)	—	(23,029)

ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	76,437	—	76,437

ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	(40,528)	—	(40,528)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	351,879	—	351,879

ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	142,976	—	142,976

ZAR	71,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.08% (pays quarterly)	4/24/29	107,666	—	107,666

Total						$25,776,583	$(91,994)	$25,684,589

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,606,275

Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(6,255)

Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	29,379

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	166,141

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	227,947

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	140,008

Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,438,493

BNP Paribas	MYR	67,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(123,145)

Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	250,337

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	$31,360

Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	175,975

Citibank, N.A.	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	2/7/24	137,852

Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	33,732

Citibank, N.A.	MYR	42,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(77,583)

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	276,378

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	128,081

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	198,316

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	272,268

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	74,724

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	38,880

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	391,528

Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	133,420

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	385,741

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	345,840

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	888,986

Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	803,638

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	214,216

Goldman Sachs International	RUB	502,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.07% (pays annually)	10/7/24	103,504

HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	12,764

JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	4,852

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	$20,265

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	64,430

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	33,105

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	33,133

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	78,982

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	66,174

JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	46,510

JPMorgan Chase Bank, N.A.	MYR	12,220	Pays	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	3/14/24	34,954

JPMorgan Chase Bank, N.A.	MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.35% (pays quarterly)	6/12/24	18,137

JPMorgan Chase Bank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.21% (pays quarterly)	9/13/24	(40,881)

JPMorgan Chase Bank, N.A.	MYR	80,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(147,115)

JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	213,214

JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	371,054

JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	116,416

JPMorgan Chase Bank, N.A.	THB	148,560	Pays	6-month THB Fixing Rate (pays semi-annually)	1.92% (pays semi-annually)	2/28/24	122,001

Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	155,260

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	384,817

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	837,142

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	41,093

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	30,397

Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	31,563

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	33,114

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Standard Chartered Bank	MYR	54,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	$(105,129)

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	679,011

							$12,421,299

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$3,915	$(2,715)	$1,200

South Africa	150	1.00% (pays quarterly)(1)	12/20/19	(292)	(123)	(415)

South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(339)	(239)	(578)

South Africa	500	1.00% (pays quarterly)(1)	9/20/20	(2,417)	(1,362)	(3,779)

Total				$867	$(4,439)	$(3,572)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.97%	$(37,483)	$75,799	$38,316

Total		$1,600				$(37,483)	$75,799	$38,316

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(591)	$(188)	$(779)

South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(592)	(217)	(809)

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$100	1.00% (pays quarterly)(1)	3/20/20	$(345)	$(153)	$(498)

South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(345)	(204)	(549)

South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(344)	(168)	(512)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(198)	(102)	(300)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(199)	(84)	(283)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(345)	(236)	(581)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(344)	(171)	(515)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(345)	(165)	(510)

Total					$(3,648)	$(1,688)	$(5,336)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,600,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi- annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(817,261)

Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,174,962)

						$(1,992,223)

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	7/28/23	$(2,670,602)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	7/29/23	(6,936,119)

Goldman Sachs International	11.57% on TRY 8,400,000 (pays annually) plus USD 1,455,806	3-month USD-LIBOR on USD 1,455,806 (pays quarterly) plus TRY 8,400,000	10/30/24	34,705

				$(9,572,016)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PKR	–	Pakistani Rupee

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

XOF	–	West African CFA Franc

ZAR	–	South African Rand

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $990,714,793)	$1,020,101,243

Affiliated investment, at value (identified cost, $141,692,364)	141,707,135

Cash	1,413,682

Deposits for derivatives collateral —

Centrally cleared derivatives	49,559,827

OTC derivatives	2,470,000

Foreign currency, at value (identified cost, $20,687,769)	20,635,923

Interest receivable	19,611,419

Dividends receivable from affiliated investment	178,598

Receivable for investments sold	45,751

Receivable for variation margin on open financial futures contracts	139,705

Receivable for variation margin on open centrally cleared derivatives	183,638

Receivable for open forward foreign currency exchange contracts	5,900,657

Receivable for open swap contracts	12,994,428

Upfront payments on open non-centrally cleared swap contracts	1,688

Total assets	$1,274,943,694

Liabilities

Cash collateral due to brokers	$2,470,000

Payable for investments purchased	10,619,929

Payable for open forward foreign currency exchange contracts	8,231,295

Payable for open swap contracts	12,104,388

Upfront receipts on open non-centrally cleared swap contracts	75,799

Payable for open non-deliverable bond forward contracts	252,246

Payable to affiliates:

Investment adviser fee	660,224

Trustees’ fees	4,692

Accrued foreign capital gains taxes	1,268,315

Accrued expenses	766,412

Total liabilities	$36,453,300

Net Assets applicable to investors’ interest in Portfolio	$1,238,490,394

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest (net of foreign taxes, $5,109,794)	$76,086,486

Dividends from affiliated investment	2,216,796

Total investment income	$78,303,282

Expenses

Investment adviser fee	$6,503,546

Trustees’ fees and expenses	52,869

Custodian fee	1,016,068

Legal and accounting services	163,071

Miscellaneous	86,388

Total expenses	$7,821,942

Net investment income	$70,481,340

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $33,464)	$(7,783,975)

Investment transactions — affiliated investment	(1,701)

Financial futures contracts	(1,821,987)

Swap contracts	(4,740,981)

Foreign currency transactions	3,559,671

Forward foreign currency exchange contracts	(9,242,632)

Non-deliverable bond forward contracts	4,965,333

Net realized loss	$(15,066,272)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $1,211,391)	$83,873,103

Investments — affiliated investment	28,589

Financial futures contracts	(375,046)

Swap contracts	43,956,749

Foreign currency	276,613

Forward foreign currency exchange contracts	25,019,123

Non-deliverable bond forward contracts	(38,597)

Net change in unrealized appreciation (depreciation)	$152,740,534

Net realized and unrealized gain	$137,674,262

Net increase in net assets from operations	$208,155,602

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$70,481,340	$55,706,743

Net realized loss	(15,066,272)	(63,707,765)

Net change in unrealized appreciation (depreciation)	152,740,534	(78,286,663)

Net increase (decrease) in net assets from operations	$208,155,602	$(86,287,685)

Capital transactions —

Contributions	$428,013,477	$374,720,915

Withdrawals	(180,948,792)	(122,344,587)

Net increase in net assets from capital transactions	$247,064,685	$252,376,328

Net increase in net assets	$455,220,287	$166,088,643

Net Assets

At beginning of year	$783,270,107	$617,181,464

At end of year	$1,238,490,394	$783,270,107

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.78%	0.87	%(2)	0.81	%(3)	0.91	%(3)	0.95	%(3)

Net investment income	7.01%	7.22%		5.90%		5.94%		5.88%

Portfolio Turnover	46%	52%		40%		73%		47%

Total Return	23.15%	(9.33)%		8.23%		16.39%		(17.07)%

Net assets, end of year (000’s omitted)	$1,238,490	$783,270		$617,181		$348,304		$280,052

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31 2018.

(3)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05% and 0.07% for the years ended October 31, 2017, 2016 and 2015, respectively.

42	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.8%, 5.5%, 1.0% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on

43

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swaps may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including

44

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $6,503,546 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

45

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $634,015,795 and $283,068,073, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,120,483,689

Gross unrealized appreciation	$71,691,769

Gross unrealized depreciation	(30,575,655)

Net unrealized appreciation	$41,116,114

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $20,623,724. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,796,569 at October 31, 2019.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to

46

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$3,915 *	$14,994,701 *	$27,585,996 *	$42,584,612

Receivable for open forward foreign currency exchange contracts	—	5,900,657	—	5,900,657

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	12,956,112	12,956,112

Total Asset Derivatives	$3,915	$20,895,358	$40,542,108	$61,441,381

Derivatives not subject to master netting or similar agreements	$3,915	$14,994,701	$27,585,996	$42,584,612

Total Asset Derivatives subject to master netting or similar agreements	$—	$5,900,657	$12,956,112	$18,856,769

Not applicable	$(3,048)*	$(5,818,199)*	$(1,799,421)*	$(7,620,668)

Payable for open forward foreign currency exchange contracts	—	(8,231,295)	—	(8,231,295)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(41,131)	(1,992,223)	(10,106,829)	(12,140,183)

Payable for open non-deliverable bond forward contracts	—	—	(252,246)	(252,246)

Total Liability Derivatives	$(44,179)	$(16,041,717)	$(12,158,496)	$(28,244,392)

Derivatives not subject to master netting or similar agreements	$(3,048)	$(5,818,199)	$(1,799,421)	$(7,620,668)

Total Liability Derivatives subject to master netting or similar agreements	$(41,131)	$(10,223,518)	$(10,359,075)	$(20,623,724)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

47

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$193,598	$(99,681)	$—	$—	$93,917	$—

Bank of America, N.A.	3,262,822	(2,869,950)	(392,872)	—	—	—

Barclays Bank PLC	1,438,524	(1,311)	—	(1,437,213)	—	1,450,000

BNP Paribas	9,242	(9,242)	—	—	—	—

Citibank, N.A.	2,336,811	(2,140,141)	—	—	196,670	—

Credit Suisse International	563,828	(689)	—	(540,000)	23,139	540,000

Deutsche Bank AG	731,581	(204,679)	(513,886)	—	13,016	—

Goldman Sachs International	2,192,239	(2,192,239)	—	—	—	—

HSBC Bank USA, N.A.	63,769	(21,749)	(42,020)	—	—	—

ICBC Standard Bank PLC	20,064	—	—	—	20,064	—

JPMorgan Chase Bank, N.A.	1,224,337	(1,224,337)	—	—	—	—

Morgan Stanley & Co. International PLC	155,260	—	—	(120,000)	35,260	120,000

Nomura International PLC	1,263,052	—	(1,221,492)	(41,560)	—	60,000

Standard Chartered Bank	4,964,840	(1,798,713)	—	(300,000)	2,866,127	300,000

State Street Bank and Trust Company	123,956	—	—	—	123,956	—

UBS AG	312,846	(58,413)	(129,300)	—	125,133	—

	$18,856,769	$(10,621,144)	$(2,299,570)	$(2,438,773)	$3,497,282	$2,470,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(99,681)	$99,681	$—	$—	$—	$—

Bank of America, N.A.	(2,869,950)	2,869,950	—	—	—	—

Barclays Bank PLC	(1,311)	1,311	—	—	—	—

BNP Paribas	(255,665)	9,242	129,965	—	(116,458)	—

Citibank, N.A.	(2,140,141)	2,140,141	—	—	—	—

Credit Suisse International	(689)	689	—	—	—	—

Deutsche Bank AG	(204,679)	204,679	—	—	—	—

Goldman Sachs International	(11,614,910)	2,192,239	9,422,671	—	—	—

HSBC Bank USA, N.A.	(21,749)	21,749	—	—	—	—

JPMorgan Chase Bank, N.A.	(1,557,823)	1,224,337	315,691	—	(17,795)	—

Standard Chartered Bank	(1,798,713)	1,798,713	—	—	—	—

UBS AG	(58,413)	58,413	—	—	—	—

	$(20,623,724)	$10,621,144	$9,868,327	$—	$(134,253)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$2,470,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

48

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(1,821,987)	$(1,821,987)

Swap contracts	537,328	—	(5,278,309)	(4,740,981)

Forward foreign currency exchange contracts	—	(9,242,632)	—	(9,242,632)

Non-deliverable bond forward contracts	—	—	4,965,333	4,965,333

Total	$537,328	$(9,242,632)	$(2,134,963)	$(10,840,267)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(375,046)	$(375,046)

Swap contracts	97,278	125,966	43,733,505	43,956,749

Forward foreign currency exchange contracts	—	25,019,123	—	25,019,123

Non-deliverable bond forward contracts	—	—	(38,597)	(38,597)

Total	$97,278	$25,145,089	$43,319,862	$68,562,229

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$22,331,000	$1,964,169,000	$54,461,000	$847,471,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

49

Emerging Markets Local Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

8  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $141,707,135, which represents 11.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$130,790,783	$820,787,194	$(809,897,730)	$(1,701)	$28,589	$141,707,135	$2,216,796	141,707,135

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$788,584,274	$—	$788,584,274

Foreign Corporate Bonds	—	18,652,209	—	18,652,209

Sovereign Loans	—	3,680,393	—	3,680,393

Short-Term Investments —

Foreign Government Securities	—	186,644,721	—	186,644,721

U.S. Treasury Obligations	—	22,539,646	—	22,539,646

Other	—	141,707,135	—	141,707,135

Total Investments	$—	$1,161,808,378	$—	$1,161,808,378

Forward Foreign Currency Exchange Contracts	$—	$20,895,358	$—	$20,895,358

Futures Contracts	47,750	—	—	47,750

Swap Contracts	—	40,498,273	—	40,498,273

Total	$47,750	$1,223,202,009	$—	$1,223,249,759

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,049,494)	$—	$(14,049,494)

Non-deliverable Bond Forward Contracts	—	(252,246)	—	(252,246)

Futures Contracts	(37,758)	—	—	(37,758)

Swap Contracts	—	(13,904,894)	—	(13,904,894)

Total	$(37,758)	$(28,206,634)	$—	$(28,244,392)

50

Emerging Markets Local Income Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

51

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm)
(1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm)
(2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

52

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm)
(1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm)
(1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$87,967	$89,904
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$25,452	$25,229
All Other Fees(3)	$0	$0

Total	$113,419	$115,133

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$25,452	$25,229
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019